Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

	December 31,
	2019	2018
Accounts receivable	$1,681	$—
Other receivables	184	140

Total accounts and other receivables	$1,865	$140